Related-Party Transactions - Schedule of Related Party Transaction (Details) - USD ($)		9 Months Ended		11 Months Ended
		Sep. 30, 2025		Dec. 31, 2024
Daniel Corey [Member]
Schedule of Related Party Transaction [Line Items]
Total Purchase Price	[1]			$ 150,000
Daniel Corey [Member] | Shares of Series A Preferred Stock [Member]
Schedule of Related Party Transaction [Line Items]
Total Purchase Price		$ 150,000,000,000	[2]	150	[1]
Atwood-Edminster Trust dtd 4-2-2000 [Member]
Schedule of Related Party Transaction [Line Items]
Total Purchase Price	[3]			1,002,000
Atwood-Edminster Trust dtd 4-2-2000 [Member] | Shares of Series A Preferred Stock [Member]
Schedule of Related Party Transaction [Line Items]
Total Purchase Price		1,002,000,000,000	[4]	1,002	[3]
Chris Ehrlich [Member]
Schedule of Related Party Transaction [Line Items]
Total Purchase Price	[5]			275,000
Chris Ehrlich [Member] | Shares of Series A Preferred Stock [Member]
Schedule of Related Party Transaction [Line Items]
Total Purchase Price		$ 275,000,000,000	[6]	$ 275	[5]

[1]	Daniel Corey served as the Chief Technology Officer and a member of the board of directors of the Company from February 2024 to September 2024, and previously served as Chief Executive Officer, Chief Scientific Officer, and a member of the board of directors of Legacy CERo until the closing of the Business Combination in February 2024.
[2]	Daniel Corey served as the Chief Technology Officer and a member of the board of directors of the Company from February 2024 to September 2024, and previously served as Chief Executive Officer, Chief Scientific Officer, and a member of the board of directors of Legacy CERo until the closing of the Business Combination in February 2024.
[3]	Brian G. Atwood served as Chairman and Chief Executive Officer of the Company from February 2024 to September 2024, and previously served as Chairman of PBAX until the closing of the Business Combination in February 2024. Mr. Atwood is currently a member of the board of directors of the Company and serves as a trustee of Atwood-Edminster Trust dtd 4-2-2000.
[4]	Brian G. Atwood served as Chairman and Chief Executive Officer of the Company from February 2024 to September 2024, and previously served as Chairman of PBAX until the closing of the Business Combination in February 2024. Mr. Atwood is currently a member of the board of directors of the Company and serves as a trustee of Atwood-Edminster Trust dtd 4-2-2000. GVN, LLC, is a limited liability company of which the sole member is the Atwood-Edminster Trust dtd 4-2-2000, and of which Brian G. Atwood and Lynne H. Edminster are the managers.
[5]	Chris Ehrlich has served as the Chairman and Chief Executive Officer of the Company since December 2024, and previously served as (i) interim Chairman and Chief Executive Officer of the Company from October 2024 to November 2024, (ii) Vice Chairman of the board of directors of the Company from February 2024 to September 2024, and (iii) the Chief Executive Officer of PBAX until the closing of the Business Combination in February 2024.
[6]	Chris Ehrlich has served as the Chairman and Chief Executive Officer of the Company since December 2024, and previously served as (i) interim Chairman and Chief Executive Officer of the Company from October 2024 to November 2024, (ii) Vice Chairman of the board of directors of the Company from February 2024 to September 2024, and (iii) the Chief Executive Officer of PBAX until the closing of the Business Combination in February 2024.